Warrants (Details 1) - shares	Feb. 28, 2022	Nov. 30, 2021	Feb. 28, 2021
Outstanding, beginning	21,160,314	21,923,624	21,923,624
Outstanding, ending	21,160,314	21,160,314	21,923,624
June 2016 Warrants
Outstanding, beginning		277,478	277,478
Outstanding, ending			277,478
March 2018 Warrants
Outstanding, beginning		441,666	441,666
Outstanding, ending			441,666
March 2018 Placement Agent Warrants
Outstanding, beginning		44,166	44,166
Outstanding, ending			44,166
2018 Firm Warrants
Outstanding, beginning	20,000,000	20,000,000	20,000,000
Outstanding, ending	20,000,000	20,000,000	20,000,000
October 2018 Placement Agent Warrants
Outstanding, beginning	1,160,314	1,160,314	1,160,314
Outstanding, ending	1,160,314	1,160,314	1,160,314